SCHEDULE OF CHANGES IN DERIVATIVE LIABILITY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative For Settlement Agreement
Beginning balance, derivative liability
Issuance of derivative	308,862
Changes in fair value of derivative	69,955
Ending balance, derivative liability	$ 378,817